Related Party Transactions - Schedule of Transaction with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accounts Notes And Loans Receivable [Line Items]
Amounts owed by related parties	$ 3,984	$ 6,492